Significant accounting policies (Details) - EUR (€) € in Thousands			3 Months Ended		6 Months Ended
	Jun. 03, 2024	Apr. 17, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 03, 2024	May 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Line Items]
Retained loss			€ (185,540)		€ (185,540)				€ (160,829)
Total assets			148,232		148,232				124,157
Total current assets			89,675		89,675				68,351
Cash and cash equivalents			27,724	€ 16,604	27,724	€ 16,604			21,610	€ 17,888
Financial assets			50,061		50,061				36,138
Revenue			771	€ 1,107	1,992	1,548
Ordinary shares			48,500		48,500			€ 48,500
Proceeds from issuing shares	€ 45,600	€ 18,300			45,674	€ 18,279
Revision of prior period, reclassification, adjustment
Disclosure Of Significant Accounting Policies [Line Items]
Accrued expenses reclassified.			€ 1,900		€ 1,900				€ 1,900
Loan facility agreement with the European Investment Bank (EIB).
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount							€ 37,500
Loan facility agreement with the European Investment Bank (EIB). | First tranche
Disclosure Of Significant Accounting Policies [Line Items]
Borrowings							€ 10,000